Trade Accounts Payable and Other Liabilities - Schedule of Trade Accounts Payable and Other Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Trade accounts payable and accruals	$ 1,428	$ 1,307
Capital project accruals	599	432
Payroll-related liabilities	266	274
Accrued interest	104	96
Commercial and government royalties	229	198
Current portion of provisions (Note 24(a))	173	125
Settlement payables (Note 30(b))	6	2
Other	49	50
Trade account payable and other liabilities	2,909	2,498
Sale and Purchase Contracts
Disclosure of detailed information about financial instruments [line items]
Settlement payables (Note 30(b))	$ 61	$ 16